INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
M.	INCOME TAXES

The Company’s tax rate is based on income and statutory tax rates in the various jurisdictions in which the Company operates. Tax law requires certain items to be included in the Company’s tax returns at different times than the items reflected in the Company’s financial statements. As a result, the Company’s annual tax rate reflected in its financial statements is different than that reported in its tax returns. Some of these differences are permanent, such as expenses that are not deductible in the Company’s tax return, and some differences reverse over time, such as depreciation expense. These temporary differences create deferred tax assets and liabilities. The Company establishes valuation allowances for its deferred tax assets if, based on the available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The components of the Company’s income before income taxes include the following:

Year Ended December 31,	2011	2010	2009

Domestic	$607.0	$186.3	$79.1
Foreign	899.9	474.0	95.9

	$1,506.9	$660.3	$175.0

The components of the Company’s provision for income taxes include the following:

Year Ended December 31,	2011	2010	2009
Current provision (benefit):
Federal	$.4	$24.5	$(102.4)
State	20.5	8.2	(2.5)
Foreign	219.6	123.7	8.3

	240.5	156.4	(96.6)
Deferred provision (benefit):
Federal	207.8	24.6	125.4
State	3.4	(7.1)	8.2
Foreign	12.9	28.8	26.1

	224.1	46.3	159.7

	$464.6	$202.7	$63.1

Tax benefits recognized for net operating loss carryforwards were $14.2, $9.0 and $27.8 for the years ended 2011, 2010 and 2009, respectively.

A reconciliation of the statutory U.S. federal tax rate to the effective income tax rate is as follows:

	2011	2010	2009
Statutory rate	35.0%	35.0%	35.0%
Effect of:
Qualified dividends to defined contribution plan	(.6)	(.7)	(2.3)
Research and development credit	(.3)	(.5)	(2.1)
Tax on foreign earnings	(3.3)	(3.9)	.8
Tax contingencies	(.6)	(.8)	2.2
Mexican tax law change			6.5
Other, net	.6	1.6	(4.0)

	30.8%	30.7%	36.1%

U.S. income taxes are not provided on the undistributed earnings of the Company’s foreign subsidiaries that are considered to be indefinitely reinvested. At December 31, 2011, the amount of undistributed earnings which are considered to be indefinitely reinvested is $3,374.9. It is not practicable to estimate the amount of unrecognized U.S. taxes on these earnings.

Included in domestic taxable income for 2011, 2010 and 2009 are $311.0, $169.0 and $31.4 of foreign earnings, respectively, which are not indefinitely reinvested, for which domestic taxes of $28.5, $16.5 and $3.7, respectively, were provided as the difference between the domestic and foreign rate on those earnings.

At December 31, 2011, the Company had net operating loss carryforwards of $280.5, of which $195.1 were in foreign subsidiaries and $85.4 were in the U.S. The related deferred tax asset was $58.6. The carryforward periods range from five years to indefinite, subject to certain limitations under applicable laws. At December 31, 2011, the Company has U.S. tax credit carryforwards of $15.8, most of which expire in 2020. The future tax benefits of net operating loss and credit carryforwards are evaluated on a regular basis, including a review of historical and projected operating results.

The tax effects of temporary differences representing deferred tax assets and liabilities are as follows:

At December 31,	2011	2010
Assets:
Accrued expenses	$138.6	$112.8
Postretirement benefit plans	94.1	15.8
Net operating loss carryforwards	58.6	68.2
Allowance for losses on receivables	50.1	47.3
Tax credit carryfowards	15.8	57.5
Other	89.1	80.9

	446.3	382.5
Valuation allowance	(16.4)	(12.4)

	429.9	370.1

Liabilities:
Financial Services leasing depreciation	(721.8)	(532.6)
Depreciation and amortization	(161.3)	(162.1)
Other	(12.1)	(4.7)

	(895.2)	(699.4)

Net deferred tax liability	$(465.3)	$(329.3)

The balance sheet classification of the Company’s deferred tax assets and liabilities are as follows:

At December 31,	2011	2010
Truck and Other:
Other current assets	$126.0	$98.8
Other noncurrent assets	126.3	79.2
Accounts payable, accrued expenses and other	(1.0)
Other liabilities	(41.0)	(26.7)
Financial Services:
Other assets	55.1	48.9
Deferred taxes and other liabilities	(730.7)	(529.5)

Net deferred tax liability	$(465.3)	$(329.3)

Cash paid for income taxes was $284.0, $82.9 and $67.3 in 2011, 2010 and 2009, respectively.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2011	2010	2009
Balance at January 1	$43.1	$37.0	$33.0
Additions based on tax positions and settlements related to the current year	5.4	2.5	1.1
Additions based on tax positions and settlements related to the prior year	1.1	23.5	11.5
Reductions for tax positions of prior years	(30.6)	(10.7)	(7.2)
Lapse of statute of limitations	(.7)	(9.2)	(1.4)

Balance at December 31	$18.3	$43.1	$37.0

The Company had $16.3 and $40.6 of related assets at December 31, 2011 and 2010. All of the unrecognized tax benefits and related assets would impact the effective tax rate if recognized.

The Company recognized $1.7 of income related to interest and penalties in 2011. Accrued interest expense and penalties were $5.7 and $7.8 at December 31, 2011 and 2010, respectively.

The Company does not anticipate that there will be a material increase or decrease in the total amount of unrecognized tax benefits in the next twelve months. As of December 31, 2011, the United States Internal Revenue Service has completed examinations of the Company’s tax returns for all years through 2008. The Company’s tax returns for other major jurisdictions remain subject to examination for the years ranging from 2004 through 2011.